Document And Entity Information	Sep. 13, 2022
Document Information [Line Items]
Entity, Registrant Name	CORECARD CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 13, 2022
Entity, Incorporation, State or Country Code	GA
Entity, File Number	1-9330
Entity, Tax Identification Number	58-1964787
Entity, Address, Address Line One	One Meca Way
Entity, Address, City or Town	Norcross
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30093
City Area Code	770
Local Phone Number	381‑2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	CCRD
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0000320340